Summary of Significant Accounting Policies (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of changes in net assets during the reporting period. Actual results could differ from those estimates.

Contributions
Contributions
Participant contributions are recorded in the period that payroll deductions are made from participants. Employer contributions are recorded in the period to which they relate, as designated by BFC’s management.

Investments
Investments
The Plan’s investments are stated at fair value, except for fully benefit-responsive investments, which are reported at contract value, as described in more detail in Note 4. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). See Note 3 for further discussion and disclosures related to fair value measurements.
The Administration Committee is responsible for determining the Plan’s valuation policies and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Plan’s investments. The Administration Committee is composed of five or more senior officers appointed by the Human Resources Committee of BFC.
Shares of registered investment companies and units of common and collective trusts are valued at quoted market prices, which represent the net asset value (“NAV”) of shares or units held by the Plan at the end of the year.
Common stock is traded on organized exchanges or regulated over-counter-markets, which provide readily observable market prices.
Purchases and sales of securities are recorded on a
trade-date
basis. Gains and losses on sales of securities are based on average costs. Interest income is recognized on the accrual basis. Dividends are recognized on the ex-dividend
date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Fair Value Measurements
Fair Value Measurements
The Plan uses fair value measurements in preparing its financial statements, which utilize several inputs, including those that can be readily observable, corroborated, or are generally unobservable. The Plan utilizes market-based
data and valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Additionally, the Plan applies assumptions that market participants would use in pricing an asset or liability, including assumptions about risk.
The measurement of fair value includes a hierarchy based on the quality of inputs used to measure fair value. Financial assets and liabilities are categorized into this three-level
fair value hierarchy, based on the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs.
The various levels of the fair value hierarchy are described as follows:

•
Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that the Plan has the ability to access at the measurement date

•
Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability

•	Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement
The use of observable market data, when available, is required in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Administration Committee deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses
Administrative Expenses
Administrative costs and expenses incurred in the administration of the trust or the Plan are paid from the Plan to the extent determined by BFC. Administrative costs and expenses include the trustee and the recordkeeper providing services to the Plan, as well as other administrative services. Certain additional expenses are paid by BFC.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various securities, including common stock, registered investment companies, and common and collective trusts. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is quite possible that changes in the value of investment securities will occur in the near term. Such changes could materially affect the amounts reported in the financial statements.